Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INTEREST INCOME
Loans & leases, including fees	$ 17,457	$ 18,323	$ 14,966
Securities:
Taxable	2,202	2,549	2,611
Tax-exempt	1,636	1,686	1,688
Other	332	278	355
Total interest income	21,627	22,836	19,620
INTEREST EXPENSE
Deposits	1,687	1,579	1,969
Borrowings	544	498	699
Total interest expense	2,231	2,077	2,668
Net interest income	19,396	20,759	16,952
PROVISION (CREDIT) FOR LOAN AND LEASE LOSSES	(750)	382	(430)
Net interest income after provision (credit) for loan and lease losses	20,146	20,377	17,382
NON-INTEREST INCOME
Service charges on deposit accounts	1,681	1,515	1,325
Gain on sale of loans	618	586	611
Net securities gains	158	116	400
Change in fair value of mortgage servicing rights	(12)	263	(147)
Increase in cash surrender value of life insurance	393	427	397
Other operating income	2,065	1,730	1,802
Total non-interest income	4,903	4,637	4,388
NON-INTEREST EXPENSES
Salaries, wages and employee benefits	9,622	9,290	8,415
Occupancy expenses	2,224	2,134	1,585
Other operating expenses	5,938	6,268	6,376
Total non-interest expenses	17,784	17,692	16,376
Income before income taxes	7,265	7,322	5,394
PROVISION FOR INCOME TAXES	1,744	1,405	1,083
NET INCOME	$ 5,521	$ 5,917	$ 4,311
NET INCOME PER SHARE (basic and diluted) (in dollars per share)	$ 1.68	$ 1.77	$ 1.27